John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 5/31/2022

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LLC	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.1%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	37,529	$1,527,447
Capital Appreciation, Class NAV, JHF II (Jennison)	78,658	944,684
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	85,129	811,281
Disciplined Value, Class NAV, JHF III (Boston Partners)	49,867	1,152,920
Disciplined Value International, Class NAV, JHIT (Boston Partners)	74,856	1,048,726
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	197,996	1,914,622
Equity Income, Class NAV, JHF II (T. Rowe Price)	82,281	1,741,894
Financial Industries, Class NAV, JHIT II (MIM US) (B)	20,583	358,757
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	16,703	1,061,160
International Dynamic Growth, Class NAV, JHIT (Axiom)	31,842	312,688
International Growth, Class NAV, JHF III (Wellington)	20,754	580,702
International Small Company, Class NAV, JHF II (DFA)	50,985	530,249
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	337,666	3,187,564
Mid Cap Growth, Class NAV, JHIT (Wellington)	97,620	1,306,162
Mid Value, Class NAV, JHF II (T. Rowe Price)	82,084	1,533,320
Small Cap Growth, Class NAV, JHF II (Redwood)	19,266	281,287
Small Cap Value, Class NAV, JHF II (Wellington)	15,405	329,205
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	462,095	4,154,234
Fixed income - 1.8%
Bond, Class NAV, JHSB (MIM US) (B)	5,380	77,313
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	20,063	155,688
High Yield, Class NAV, JHBT (MIM US) (B)	50,287	156,391
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	7,647	77,843
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	35,996	343,760
Health Sciences, Class NAV, JHF II (T. Rowe Price)	85,524	397,687
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	143,061	201,716

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,776,817)		$24,187,300
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	845	121,561
Fidelity Emerging Markets Index Fund	44,657	476,039
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	3,988	$174,628
Fidelity Mid Cap Index Fund	23,647	659,043
Fidelity Small Cap Index Fund	20,198	464,959

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,069,802)		$1,896,230
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
Financials - 0.0%
Banco Espirito Santo SA (C)	315	0
Health care - 0.0%
NMC Health PLC (C)	9	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	18	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	37	246
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	30

TOTAL COMMON STOCKS (Cost $276)		$276
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$178,000	72,386
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	427,000	177,348
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	305,000	132,612
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	146,000	63,898
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $566,129)		$446,244
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	181	2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	91	1
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	45	0
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	117	69
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	9	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	10	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	20	7
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	4	1

TOTAL WARRANTS (Cost $106)		$83
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	40,864	$40,864

TOTAL SHORT-TERM INVESTMENTS (Cost $40,864)		$40,864
Total investments (Cost $30,453,994) - 100.1%		$26,570,997
Other assets and liabilities, net - (0.1%)		(20,888)
TOTAL NET ASSETS - 100.0%		$26,550,109
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	275,019	$11,193,283
Capital Appreciation, Class NAV, JHF II (Jennison)	575,510	6,911,878
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	625,591	5,961,882
Disciplined Value, Class NAV, JHF III (Boston Partners)	375,242	8,675,606
Disciplined Value International, Class NAV, JHIT (Boston Partners)	576,141	8,071,733
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,465,159	14,168,088
Equity Income, Class NAV, JHF II (T. Rowe Price)	618,151	13,086,255
Financial Industries, Class NAV, JHIT II (MIM US) (B)	161,185	2,809,454
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	122,114	7,757,874
International Dynamic Growth, Class NAV, JHIT (Axiom)	233,540	2,293,360
International Growth, Class NAV, JHF III (Wellington)	152,756	4,274,100
International Small Company, Class NAV, JHF II (DFA)	376,330	3,913,834
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,497,373	23,575,201
Mid Cap Growth, Class NAV, JHIT (Wellington)	709,412	9,491,935
Mid Value, Class NAV, JHF II (T. Rowe Price)	606,262	11,324,969
Small Cap Growth, Class NAV, JHF II (Redwood)	140,759	2,055,085
Small Cap Value, Class NAV, JHF II (Wellington)	116,261	2,484,503
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,370,124	30,297,417
Fixed income - 1.6%
Bond, Class NAV, JHSB (MIM US) (B)	36,710	527,520
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	138,130	1,071,889
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	348,048	$1,082,428
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	52,522	534,672
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	266,585	2,545,887
Health Sciences, Class NAV, JHF II (T. Rowe Price)	621,507	2,890,006
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,038,979	1,464,960

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $193,015,944)		$178,463,819
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	6,169	887,110
Fidelity Emerging Markets Index Fund	330,457	3,522,667
Fidelity International Index Fund	29,646	1,298,188
Fidelity Mid Cap Index Fund	171,879	4,790,280
Fidelity Small Cap Index Fund	146,810	3,379,573

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,590,661)		$13,877,818
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	4,248	2,698
Financials - 0.0%
Banco Espirito Santo SA (C)	2,572	0
Health care - 0.0%
NMC Health PLC (C)	70	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	143	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	298	2,006
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	248

TOTAL COMMON STOCKS (Cost $4,064)		$4,952
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$1,414,000	575,018
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	3,416,000	1,418,788
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	2,445,600	1,063,332
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	1,168,500	511,400
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,573,090)		$3,568,538
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	1,479	$17
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	739	10
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	370	2
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	951	565
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	1	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	74	10
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	81	15
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	162	60
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	34	6

TOTAL WARRANTS (Cost $863)		$686
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	182,000	182,000

TOTAL SHORT-TERM INVESTMENTS (Cost $182,000)		$182,000
Total investments (Cost $212,366,622) - 99.9%		$196,097,813
Other assets and liabilities, net - 0.1%		141,736
TOTAL NET ASSETS - 100.0%		$196,239,549
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	450,659	$18,341,829
Capital Appreciation, Class NAV, JHF II (Jennison)	943,058	11,326,121
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,035,505	9,868,366
Disciplined Value, Class NAV, JHF III (Boston Partners)	634,031	14,658,800
Disciplined Value International, Class NAV, JHIT (Boston Partners)	976,358	13,678,782
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,413,366	23,337,248
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,041,728	22,053,386
Financial Industries, Class NAV, JHIT II (MIM US) (B)	267,341	4,659,756
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	200,407	$12,731,846
International Dynamic Growth, Class NAV, JHIT (Axiom)	383,274	3,763,752
International Growth, Class NAV, JHF III (Wellington)	250,695	7,014,445
International Small Company, Class NAV, JHF II (DFA)	622,990	6,479,097
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,083,548	38,548,695
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,163,783	15,571,421
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,018,325	19,022,317
Small Cap Growth, Class NAV, JHF II (Redwood)	231,087	3,373,870
Small Cap Value, Class NAV, JHF II (Wellington)	193,815	4,141,826
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,530,884	49,722,648
Fixed income - 1.7%
Bond, Class NAV, JHSB (MIM US) (B)	60,101	863,645
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	226,143	1,754,873
High Yield, Class NAV, JHBT (MIM US) (B)	569,816	1,772,126
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	85,988	875,354
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	448,181	4,280,133
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,019,575	4,741,024
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,699,198	2,395,869

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $313,861,838)		$294,977,229
UNAFFILIATED INVESTMENT COMPANIES - 7.0%
Equity - 7.0%
Fidelity 500 Index Fund	10,125	1,455,882
Fidelity Emerging Markets Index Fund	544,774	5,807,287
Fidelity International Index Fund	49,093	2,149,785
Fidelity Mid Cap Index Fund	283,391	7,898,102
Fidelity Small Cap Index Fund	240,841	5,544,154

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,921,818)		$22,855,210
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	12,063	7,660
Financials - 0.0%
Banco Espirito Santo SA (C)	4,280	0
Health care - 0.0%
NMC Health PLC (C)	117	0
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	239	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	496	3,337
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	413

TOTAL COMMON STOCKS (Cost $8,887)		$11,410
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$2,350,000	955,652
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	5,702,000	2,368,246
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	4,081,700	1,774,699
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	1,943,500	850,582
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,649,620)		$5,949,179
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	2,461	28
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	1,231	17
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	615	3
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	1,583	941
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	2	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	123	16
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	135	25
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	270	100
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	56	10

TOTAL WARRANTS (Cost $1,435)		$1,142
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	279,083	279,083

TOTAL SHORT-TERM INVESTMENTS (Cost $279,083)		$279,083
Total investments (Cost $345,722,681) - 99.9%		$324,073,253
Other assets and liabilities, net - 0.1%		237,845
TOTAL NET ASSETS - 100.0%		$324,311,098
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 85.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	714,980	$29,099,704
Capital Appreciation, Class NAV, JHF II (Jennison)	1,496,462	17,972,508
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,730,750	16,494,043
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,046,022	24,184,020
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,568,563	21,975,574
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,935,175	38,053,141
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,722,363	36,462,429
Financial Industries, Class NAV, JHIT II (MIM US) (B)	445,331	7,762,112
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	323,572	20,556,549
International Dynamic Growth, Class NAV, JHIT (Axiom)	613,617	6,025,714
International Growth, Class NAV, JHF III (Wellington)	411,782	11,521,665
International Small Company, Class NAV, JHF II (DFA)	1,029,312	10,704,846
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,769,975	63,908,561
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,828,024	24,458,963
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,693,213	31,629,220
Small Cap Growth, Class NAV, JHF II (Redwood)	364,089	5,315,696
Small Cap Value, Class NAV, JHF II (Wellington)	322,296	6,887,465
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,184,297	82,566,831
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	93,788	1,347,735
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	351,698	2,729,178
High Yield, Class NAV, JHBT (MIM US) (B)	878,047	2,730,727
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	133,783	1,361,916
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	722,102	6,896,073
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,636,661	7,610,474
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,703,997	3,812,635

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $506,554,288)		$482,067,779
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	16,713	2,403,167
Fidelity Emerging Markets Index Fund	899,542	9,589,115
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	81,331	$3,561,483
Fidelity Mid Cap Index Fund	471,213	13,132,702
Fidelity Small Cap Index Fund	393,826	9,065,866

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,388,996)		$37,752,333
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	24,454	15,529
Financials - 0.0%
Banco Espirito Santo SA (C)	7,119	0
Health care - 0.0%
NMC Health PLC (C)	194	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	397	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	825	5,551
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	687

TOTAL COMMON STOCKS (Cost $16,649)		$21,767
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$3,892,000	1,582,723
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	9,445,000	3,922,849
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	6,763,000	2,940,512
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	3,218,400	1,408,548
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,706,005)		$9,854,632
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	4,094	47
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	2,047	28
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	1,023	5
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	2,633	1,564
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	3	3
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	204	27
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	225	42
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	449	166
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	93	$17

TOTAL WARRANTS (Cost $2,388)		$1,899
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	425,009	425,009

TOTAL SHORT-TERM INVESTMENTS (Cost $425,009)		$425,009
Total investments (Cost $559,093,335) - 99.9%		$530,123,419
Other assets and liabilities, net - 0.1%		385,488
TOTAL NET ASSETS - 100.0%		$530,508,907
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 84.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,109,132	$45,141,678
Capital Appreciation, Class NAV, JHF II (Jennison)	2,321,263	27,878,374
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,816,770	26,843,814
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,647,508	38,090,384
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,510,881	35,177,444
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	6,213,603	60,085,541
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,712,914	57,432,380
Financial Industries, Class NAV, JHIT II (MIM US) (B)	718,231	12,518,762
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	514,964	32,715,665
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,002,764	9,847,145
International Growth, Class NAV, JHF III (Wellington)	670,305	18,755,130
International Small Company, Class NAV, JHF II (DFA)	1,675,742	17,427,720
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,965,750	103,516,684
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,805,578	37,538,639
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,625,046	49,035,857
Small Cap Growth, Class NAV, JHF II (Redwood)	567,598	8,286,935
Small Cap Value, Class NAV, JHF II (Wellington)	496,129	10,602,286
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,886,951	133,833,688
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 2.2%
Bond, Class NAV, JHSB (MIM US) (B)	286,994	$4,124,110
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	956,462	7,422,148
High Yield, Class NAV, JHBT (MIM US) (B)	1,701,183	5,290,681
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	213,528	2,173,714
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,172,621	11,198,529
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	345,152	4,417,951
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,688,954	12,503,635
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,282,833	6,038,794

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $760,577,046)		$777,897,688
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	26,479	3,807,386
Fidelity Emerging Markets Index Fund	1,408,456	15,014,138
Fidelity International Index Fund	132,065	5,783,105
Fidelity Mid Cap Index Fund	761,418	21,220,727
Fidelity Small Cap Index Fund	641,376	14,764,487

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $61,978,822)		$60,589,843
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	45,339	28,791
Financials - 0.0%
Banco Espirito Santo SA (C)	11,545	0
Health care - 0.0%
NMC Health PLC (C)	315	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	644	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,338	9,003
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	1,114

TOTAL COMMON STOCKS (Cost $29,417)		$38,908
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$7,374,000	2,998,715
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	17,909,000	7,438,252
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	12,822,500	5,575,146
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	6,097,000	$2,668,381
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,003,674)		$18,680,494
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	6,639	76
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,320	45
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	1,660	9
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,270	2,537
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	5
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	331	44
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	365	67
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	728	270
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	152	28

TOTAL WARRANTS (Cost $3,872)		$3,081
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,298,153	1,298,153

TOTAL SHORT-TERM INVESTMENTS (Cost $1,298,153)		$1,298,153
Total investments (Cost $847,890,984) - 99.9%		$858,508,167
Other assets and liabilities, net - 0.1%		614,560
TOTAL NET ASSETS - 100.0%		$859,122,727
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.1%
Equity - 76.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,083,999	$44,118,760
Capital Appreciation, Class NAV, JHF II (Jennison)	2,225,587	26,729,304
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,317,861	22,089,216
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,567,156	36,232,647
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,328,491	32,622,162
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,565,572	53,819,080
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,677,198	$56,676,285
Financial Industries, Class NAV, JHIT II (MIM US) (B)	760,807	13,260,861
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	411,246	4,568,947
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	488,867	31,057,751
Global Equity, Class NAV, JHF II (MIM US) (B)	401,654	4,695,334
International Dynamic Growth, Class NAV, JHIT (Axiom)	936,817	9,199,545
International Growth, Class NAV, JHF III (Wellington)	629,986	17,627,009
International Small Company, Class NAV, JHF II (DFA)	1,809,931	18,823,282
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,197,264	105,702,169
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,536,606	33,939,786
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,405,692	44,938,319
Small Cap Growth, Class NAV, JHF II (Redwood)	488,691	7,134,893
Small Cap Value, Class NAV, JHF II (Wellington)	423,574	9,051,772
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,068,892	135,469,340
Fixed income - 7.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,513,316	21,746,358
Core Bond, Class NAV, JHF II (Allspring Investments)	946,397	11,006,599
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,865,479	14,476,119
High Yield, Class NAV, JHBT (MIM US) (B)	3,941,457	12,257,930
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	452,964	4,611,173
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,458,533	13,928,991
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,124,135	14,388,928
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,803,469	13,036,132
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,517,646	6,369,881

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $795,749,504)		$819,578,573
UNAFFILIATED INVESTMENT COMPANIES - 6.5%
Equity - 6.5%
Fidelity 500 Index Fund	30,563	4,394,639
Fidelity Emerging Markets Index Fund	1,100,181	11,727,927
Fidelity International Index Fund	171,491	7,509,581
Fidelity Mid Cap Index Fund	770,834	21,483,147
Fidelity Small Cap Index Fund	645,981	14,870,480

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $60,668,234)		$59,985,774
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	$0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	49,809	31,629
Financials - 0.0%
Banco Espirito Santo SA (C)	11,789	0
Health care - 0.0%
NMC Health PLC (C)	321	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	658	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,366	9,193
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,137

TOTAL COMMON STOCKS (Cost $31,532)		$41,959
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%
U.S. Government - 4.2%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$15,244,000	6,199,133
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	37,069,000	15,396,090
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	26,541,600	11,540,128
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	12,605,900	5,517,033
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,776,244)		$38,652,384
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	6,779	78
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,390	46
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	1,695	9
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,360	2,591
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	5
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	338	45
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	373	69
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	744	275
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	155	29

TOTAL WARRANTS (Cost $3,953)		$3,147
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,220,744	$1,220,744

TOTAL SHORT-TERM INVESTMENTS (Cost $1,220,744)		$1,220,744
Total investments (Cost $907,450,211) - 99.9%		$919,482,581
Other assets and liabilities, net - 0.1%		621,025
TOTAL NET ASSETS - 100.0%		$920,103,606
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.1%
Equity - 68.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,130,609	$46,015,791
Capital Appreciation, Class NAV, JHF II (Jennison)	2,298,526	27,605,295
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,641,120	34,699,872
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,529,211	35,355,363
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,394,180	33,542,466
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,480,992	53,001,190
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,798,181	59,237,502
Financial Industries, Class NAV, JHIT II (MIM US) (B)	755,575	13,169,677
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	608,875	6,764,600
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	434,041	27,574,634
Global Equity, Class NAV, JHF II (MIM US) (B)	709,144	8,289,896
International Dynamic Growth, Class NAV, JHIT (Axiom)	978,581	9,609,662
International Growth, Class NAV, JHF III (Wellington)	657,548	18,398,201
International Small Company, Class NAV, JHF II (DFA)	1,962,791	20,413,027
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,668,878	110,154,212
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,535,694	33,927,581
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,379,413	44,447,436
Small Cap Growth, Class NAV, JHF II (Redwood)	452,195	6,602,051
Small Cap Value, Class NAV, JHF II (Wellington)	386,012	8,249,070
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,817,251	142,197,086
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 13.4%
Bond, Class NAV, JHSB (MIM US) (B)	3,233,629	$46,467,250
Core Bond, Class NAV, JHF II (Allspring Investments)	2,812,553	32,709,987
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,385,737	26,273,322
High Yield, Class NAV, JHBT (MIM US) (B)	7,633,189	23,739,218
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,615,867	16,449,522
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,881,617	17,969,439
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,620,591	33,543,569
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,797,248	13,007,202
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,523,294	6,377,844

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $923,907,594)		$955,791,965
UNAFFILIATED INVESTMENT COMPANIES - 5.7%
Equity - 5.7%
Fidelity 500 Index Fund	20,016	2,878,132
Fidelity Emerging Markets Index Fund	784,281	8,360,435
Fidelity International Index Fund	269,114	11,784,486
Fidelity Mid Cap Index Fund	808,709	22,538,719
Fidelity Small Cap Index Fund	704,799	16,224,480

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $62,471,791)		$61,786,252
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	52,909	33,598
Financials - 0.0%
Banco Espirito Santo SA (C)	12,395	0
Health care - 0.0%
NMC Health PLC (C)	338	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	691	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,436	9,665
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,195

TOTAL COMMON STOCKS (Cost $33,383)		$44,458
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$25,700,000	10,451,176
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	62,535,000	$25,973,037
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	44,775,400	19,468,074
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	21,251,100	9,300,646
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $84,020,149)		$65,192,933
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	7,128	81
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,564	48
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	1,782	9
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,584	2,724
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	5
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	355	47
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	392	72
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	782	289
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	163	30

TOTAL WARRANTS (Cost $4,154)		$3,305
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,237,698	1,237,698

TOTAL SHORT-TERM INVESTMENTS (Cost $1,237,698)		$1,237,698
Total investments (Cost $1,071,674,769) - 99.9%		$1,084,056,611
Other assets and liabilities, net - 0.1%		626,728
TOTAL NET ASSETS - 100.0%		$1,084,683,339
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 86.9%
Equity - 58.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,004,357	$40,877,321
Capital Appreciation, Class NAV, JHF II (Jennison)	1,900,878	22,829,547
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,021,879	47,858,505
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,297,252	29,992,459
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,256,884	31,618,940
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,802,931	$46,444,342
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,413,241	51,088,310
Financial Industries, Class NAV, JHIT II (MIM US) (B)	829,314	14,454,946
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,415,042	15,721,121
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	299,001	18,995,520
Global Equity, Class NAV, JHF II (MIM US) (B)	1,762,046	20,598,316
International Dynamic Growth, Class NAV, JHIT (Axiom)	922,836	9,062,247
International Growth, Class NAV, JHF III (Wellington)	617,934	17,289,781
International Small Company, Class NAV, JHF II (DFA)	2,143,200	22,289,283
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,838,011	111,750,823
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,398,995	32,098,547
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,224,701	41,557,413
Small Cap Growth, Class NAV, JHF II (Redwood)	375,477	5,481,962
Small Cap Value, Class NAV, JHF II (Wellington)	321,249	6,865,099
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,748,003	141,574,548
Fixed income - 20.7%
Bond, Class NAV, JHSB (MIM US) (B)	4,020,029	57,767,817
Core Bond, Class NAV, JHF II (Allspring Investments)	4,332,624	50,388,416
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,278,613	40,962,036
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,620,767	20,389,569
High Yield, Class NAV, JHBT (MIM US) (B)	11,259,235	35,016,222
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,206,274	11,423,411
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,292,164	43,694,230
Alternative and specialty - 8.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,262,824	21,609,972
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,547,412	58,206,871
Health Sciences, Class NAV, JHF II (T. Rowe Price)	3,134,217	14,574,109
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	5,003,838	7,055,412

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,056,350,366)		$1,089,537,095
UNAFFILIATED INVESTMENT COMPANIES - 4.9%
Equity - 4.9%
Fidelity Emerging Markets Index Fund	558,831	5,957,139
Fidelity International Index Fund	377,914	16,548,854
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Mid Cap Index Fund	786,862	$21,929,847
Fidelity Small Cap Index Fund	725,982	16,712,103

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $62,012,437)		$61,147,943
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	59,458	37,757
Financials - 0.0%
Banco Espirito Santo SA (C)	12,532	0
Health care - 0.0%
NMC Health PLC (C)	342	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	699	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,452	9,772
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,209

TOTAL COMMON STOCKS (Cost $36,289)		$48,738
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,671,132	2,757,944
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,017,562	4,108,272
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,128,102	2,164,471
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	555,735	563,279
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	35,836,000	14,573,087
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	87,378,000	36,291,229
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	62,566,900	27,203,711
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	29,646,400	12,974,890
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $128,032,293)		$100,636,883
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	7,207	82
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,603	49
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	1,802	9
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,635	2,754
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	5
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	359	$48
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	396	73
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	791	293
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	165	30

TOTAL WARRANTS (Cost $4,203)		$3,343
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,563,320	1,563,320

TOTAL SHORT-TERM INVESTMENTS (Cost $1,563,320)		$1,563,320
Total investments (Cost $1,247,998,908) - 99.9%		$1,252,937,322
Other assets and liabilities, net - 0.1%		662,648
TOTAL NET ASSETS - 100.0%		$1,253,599,970
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.1%
Equity - 46.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	536,014	$21,815,762
Capital Appreciation, Class NAV, JHF II (Jennison)	935,891	11,240,051
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,418,281	51,636,218
Disciplined Value, Class NAV, JHF III (Boston Partners)	681,252	15,750,536
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,635,856	22,918,345
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,691,124	26,023,164
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,302,332	27,570,374
Financial Industries, Class NAV, JHIT II (MIM US) (B)	627,718	10,941,124
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,698,966	18,875,514
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	67,853	4,310,684
Global Equity, Class NAV, JHF II (MIM US) (B)	1,758,116	20,552,380
International Dynamic Growth, Class NAV, JHIT (Axiom)	668,955	6,569,138
International Growth, Class NAV, JHF III (Wellington)	449,921	12,588,778
International Small Company, Class NAV, JHF II (DFA)	1,600,586	16,646,096
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,667,255	$81,818,891
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,568,991	20,993,101
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,496,248	27,949,905
Small Cap Growth, Class NAV, JHF II (Redwood)	365,235	5,332,434
Small Cap Value, Class NAV, JHF II (Wellington)	317,447	6,783,839
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,431,398	102,768,264
Fixed income - 31.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,205,111	74,797,439
Core Bond, Class NAV, JHF II (Allspring Investments)	5,267,950	61,266,260
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,706,660	44,283,682
Floating Rate Income, Class NAV, JHF II (Bain Capital)	3,447,617	26,822,462
High Yield, Class NAV, JHBT (MIM US) (B)	12,454,774	38,734,348
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,241,877	30,700,571
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,268,894	63,817,336
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,090,625	19,965,465
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,279,934	67,583,150
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,401,095	11,165,091
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	3,789,763	5,343,565

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $933,890,895)		$957,563,967
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity Emerging Markets Index Fund	454,155	4,841,291
Fidelity International Index Fund	236,577	10,359,718
Fidelity Mid Cap Index Fund	575,142	16,029,212
Fidelity Small Cap Index Fund	325,819	7,500,355

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,956,771)		$38,730,576
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	43,019	27,318
Financials - 0.0%
Banco Espirito Santo SA (C)	9,237	0
Health care - 0.0%
NMC Health PLC (C)	252	0
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	515	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,071	7,203
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	891

TOTAL COMMON STOCKS (Cost $26,404)		$35,412
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$7,095,626	7,326,234
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,720,917	10,962,975
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,677,824	5,774,857
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,477,889	1,497,950
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	29,820,000	12,126,617
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	72,974,000	30,308,729
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	52,251,100	22,718,464
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	24,785,500	10,847,493
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $125,465,510)		$101,563,319
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	5,312	61
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	2,656	36
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	1,328	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	3,416	2,030
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	4	4
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	265	35
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	292	54
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	583	216
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	121	22

TOTAL WARRANTS (Cost $3,098)		$2,465
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,647,271	1,647,271
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,647,271)	$1,647,271
Total investments (Cost $1,100,989,949) - 100.0%	$1,099,543,010
Other assets and liabilities, net - 0.0%	494,668
TOTAL NET ASSETS - 100.0%	$1,100,037,678
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.7%
Equity - 36.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	118,117	$4,807,380
Capital Appreciation, Class NAV, JHF II (Jennison)	153,196	1,839,884
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,945,320	28,068,899
Disciplined Value, Class NAV, JHF III (Boston Partners)	83,999	1,942,050
Disciplined Value International, Class NAV, JHIT (Boston Partners)	653,020	9,148,806
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,087,035	10,511,625
Equity Income, Class NAV, JHF II (T. Rowe Price)	319,118	6,755,725
Financial Industries, Class NAV, JHIT II (MIM US) (B)	325,523	5,673,868
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	934,559	10,382,955
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	34,466	2,189,639
Global Equity, Class NAV, JHF II (MIM US) (B)	936,593	10,948,772
Global Shareholder Yield, Class NAV, JHF III (Epoch)	454,953	5,259,261
International Dynamic Growth, Class NAV, JHIT (Axiom)	270,075	2,652,137
International Growth, Class NAV, JHF III (Wellington)	181,212	5,070,298
International Small Company, Class NAV, JHF II (DFA)	732,641	7,619,467
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,862,618	36,463,114
Mid Cap Growth, Class NAV, JHIT (Wellington)	640,325	8,567,546
Mid Value, Class NAV, JHF II (T. Rowe Price)	612,549	11,442,418
Small Cap Growth, Class NAV, JHF II (Redwood)	146,719	2,142,104
Small Cap Value, Class NAV, JHF II (Wellington)	127,217	2,718,626
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,998,655	44,937,906
Fixed income - 41.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,075,487	58,564,745
Core Bond, Class NAV, JHF II (Allspring Investments)	4,741,628	55,145,136
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,589,639	$27,855,600
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,516,001	19,574,488
High Yield, Class NAV, JHBT (MIM US) (B)	7,989,529	24,847,436
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,956,069	27,993,976
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,545,970	36,097,970
Alternative and specialty - 10.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,195,792	11,419,811
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,328,893	42,609,830
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,227,936	5,709,904
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,985,361	2,799,358

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $525,897,004)		$531,760,734
UNAFFILIATED INVESTMENT COMPANIES - 2.9%
Equity - 2.9%
Fidelity International Index Fund	151,979	6,655,158
Fidelity Mid Cap Index Fund	267,182	7,446,378
Fidelity Small Cap Index Fund	143,159	3,295,521

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,892,658)		$17,397,057
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	19,966	12,679
Financials - 0.0%
Banco Espirito Santo SA (C)	4,129	0
Health care - 0.0%
NMC Health PLC (C)	113	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	230	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	479	3,220
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	398

TOTAL COMMON STOCKS (Cost $12,117)		$16,297
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$6,564,425	6,777,769
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	9,919,519	$10,143,483
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,250,231	5,339,957
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,366,946	1,385,501
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	12,602,000	5,124,736
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	30,919,000	12,841,774
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	22,129,300	9,621,686
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	10,525,400	4,606,492
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $66,313,370)		$55,841,398
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	2,374	27
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	1,187	16
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	594	3
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	1,527	907
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	2	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	118	16
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	131	24
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	260	96
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	54	10

TOTAL WARRANTS (Cost $1,383)		$1,101
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,009,970	1,009,970

TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,970)		$1,009,970
Total investments (Cost $611,126,502) - 100.0%		$606,026,557
Other assets and liabilities, net - 0.0%		206,487
TOTAL NET ASSETS - 100.0%		$606,233,044
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.7%
Equity - 32.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	49,041	$1,995,974
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation, Class NAV, JHF II (Jennison)	76,389	$917,435
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,033,898	9,853,044
Disciplined Value, Class NAV, JHF III (Boston Partners)	33,330	770,592
Disciplined Value International, Class NAV, JHIT (Boston Partners)	224,465	3,144,754
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	235,282	2,275,179
Equity Income, Class NAV, JHF II (T. Rowe Price)	124,169	2,628,649
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	324,393	3,604,008
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	17,007	1,080,472
Global Equity, Class NAV, JHF II (MIM US) (B)	359,468	4,202,176
Global Shareholder Yield, Class NAV, JHF III (Epoch)	199,251	2,303,341
International Dynamic Growth, Class NAV, JHIT (Axiom)	94,221	925,249
International Growth, Class NAV, JHF III (Wellington)	61,589	1,723,268
International Small Company, Class NAV, JHF II (DFA)	204,957	2,131,548
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,177,608	11,116,620
Mid Cap Growth, Class NAV, JHIT (Wellington)	182,328	2,439,543
Mid Value, Class NAV, JHF II (T. Rowe Price)	152,283	2,844,639
Small Cap Growth, Class NAV, JHF II (Redwood)	37,105	541,740
Small Cap Value, Class NAV, JHF II (Wellington)	29,753	635,825
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,532,231	13,774,758
Fixed income - 47.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,665,388	23,931,622
Core Bond, Class NAV, JHF II (Allspring Investments)	1,918,846	22,316,184
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,327,261	10,299,546
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,081,119	8,411,106
High Yield, Class NAV, JHBT (MIM US) (B)	2,994,387	9,312,542
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,429,836	13,540,549
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,288,735	13,119,320
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	396,182	3,783,542
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,174,718	15,036,392

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $185,795,788)		$188,659,617
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity International Index Fund	25,558	$1,119,183
Fidelity Mid Cap Index Fund	77,058	2,147,596
Fidelity Small Cap Index Fund	46,818	1,077,749

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,483,236)		$4,344,528
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	5,942	3,773
Financials - 0.0%
Banco Espirito Santo SA (C)	1,265	0
Health care - 0.0%
NMC Health PLC (C)	34	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	71	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	147	986
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	122

TOTAL COMMON STOCKS (Cost $3,638)		$4,881
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,211,652	3,316,031
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,866,135	4,976,003
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,580,022	2,624,114
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	669,732	678,823
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	3,105,000	1,262,681
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	7,621,000	3,165,276
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	5,452,500	2,370,714
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	2,628,300	1,150,288
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,314,168)		$19,543,930
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	727	8
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	364	5
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	182	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	468	278
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	36	$5
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	40	7
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	80	30
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	17	3

TOTAL WARRANTS (Cost $423)		$337
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	205,553	205,553

TOTAL SHORT-TERM INVESTMENTS (Cost $205,553)		$205,553
Total investments (Cost $212,802,806) - 100.0%		$212,758,846
Other assets and liabilities, net - 0.0%		52,065
TOTAL NET ASSETS - 100.0%		$212,810,911
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.9%
Equity - 26.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	22,793	$927,674
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	702,197	6,691,938
Disciplined Value International, Class NAV, JHIT (Boston Partners)	146,123	2,047,186
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	51,942	502,275
Equity Income, Class NAV, JHF II (T. Rowe Price)	51,358	1,087,252
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	209,686	2,329,615
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	9,658	613,577
Global Equity, Class NAV, JHF II (MIM US) (B)	226,308	2,645,538
Global Shareholder Yield, Class NAV, JHF III (Epoch)	174,509	2,017,324
International Dynamic Growth, Class NAV, JHIT (Axiom)	62,157	610,380
International Growth, Class NAV, JHF III (Wellington)	40,512	1,133,519
International Small Company, Class NAV, JHF II (DFA)	109,797	1,141,893
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	705,748	6,662,262
Mid Cap Growth, Class NAV, JHIT (Wellington)	76,377	1,021,918
Mid Value, Class NAV, JHF II (T. Rowe Price)	64,218	1,199,597
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Value, Class NAV, JHF II (Wellington)	19,208	$410,473
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	896,326	8,057,968
Fixed income - 53.5%
Bond, Class NAV, JHSB (MIM US) (B)	1,288,070	18,509,565
Core Bond, Class NAV, JHF II (Allspring Investments)	1,593,996	18,538,173
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	980,512	7,608,776
Floating Rate Income, Class NAV, JHF II (Bain Capital)	916,356	7,129,250
High Yield, Class NAV, JHBT (MIM US) (B)	2,227,907	6,928,792
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,298,193	12,293,890
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	943,490	9,604,731
Alternative and specialty - 9.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	364,654	3,482,443
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	832,631	10,657,671

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $133,824,421)		$133,853,680
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.8%
Fidelity International Index Fund	19,393	849,221
Fidelity Mid Cap Index Fund	41,815	1,165,378
Fidelity Small Cap Index Fund	30,216	695,582

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,735,499)		$2,710,181
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(G)	2,849	1,809
Financials - 0.0%
Banco Espirito Santo SA (C)	745	0
Health care - 0.0%
NMC Health PLC (C)	20	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	42	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	86	581
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	72

TOTAL COMMON STOCKS (Cost $1,865)		$2,462
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,944,539	$3,040,236
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,414,646	4,514,320
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,341,570	2,381,587
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	612,734	621,051
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	1,250,000	508,326
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	3,054,000	1,268,436
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	2,185,600	950,286
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	1,058,600	463,301
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,024,332)		$13,747,543
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	428	5
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	214	3
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (C)	107	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	276	164
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	21	3
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	24	4
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	47	17
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	10	2

TOTAL WARRANTS (Cost $248)		$199
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	170,180	170,180

TOTAL SHORT-TERM INVESTMENTS (Cost $170,180)		$170,180
Total investments (Cost $151,756,545) - 100.0%		$150,484,245
Other assets and liabilities, net - 0.0%		70,146
TOTAL NET ASSETS - 100.0%		$150,554,391
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-22.
(G)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$24,187,300	$24,187,300	—	—
Unaffiliated investment companies	1,896,230	1,896,230	—	—
Common stocks	276	—	—	$276
U.S. Government and Agency obligations	446,244	—	$446,244	—
Warrants	83	83	—	—
Short-term investments	40,864	40,864	—	—
Total investments in securities	$26,570,997	$26,124,477	$446,244	$276

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
18	|

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio (continued)
Affiliated investment companies	$178,463,819	$178,463,819	—	—
Unaffiliated investment companies	13,877,818	13,877,818	—	—
Common stocks	4,952	—	—	$4,952
U.S. Government and Agency obligations	3,568,538	—	$3,568,538	—
Warrants	686	686	—	—
Short-term investments	182,000	182,000	—	—
Total investments in securities	$196,097,813	$192,524,323	$3,568,538	$4,952

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$294,977,229	$294,977,229	—	—
Unaffiliated investment companies	22,855,210	22,855,210	—	—
Common stocks	11,410	—	—	$11,410
U.S. Government and Agency obligations	5,949,179	—	$5,949,179	—
Warrants	1,142	1,142	—	—
Short-term investments	279,083	279,083	—	—
Total investments in securities	$324,073,253	$318,112,664	$5,949,179	$11,410

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$482,067,779	$482,067,779	—	—
Unaffiliated investment companies	37,752,333	37,752,333	—	—
Common stocks	21,767	—	—	$21,767
U.S. Government and Agency obligations	9,854,632	—	$9,854,632	—
Warrants	1,899	1,899	—	—
Short-term investments	425,009	425,009	—	—
Total investments in securities	$530,123,419	$520,247,020	$9,854,632	$21,767

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$777,897,688	$777,897,688	—	—
Unaffiliated investment companies	60,589,843	60,589,843	—	—
Common stocks	38,908	—	—	$38,908
U.S. Government and Agency obligations	18,680,494	—	$18,680,494	—
Warrants	3,081	3,081	—	—
Short-term investments	1,298,153	1,298,153	—	—
Total investments in securities	$858,508,167	$839,788,765	$18,680,494	$38,908

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$819,578,573	$819,578,573	—	—
Unaffiliated investment companies	59,985,774	59,985,774	—	—
Common stocks	41,959	—	—	$41,959
U.S. Government and Agency obligations	38,652,384	—	$38,652,384	—
Warrants	3,147	3,147	—	—
Short-term investments	1,220,744	1,220,744	—	—
Total investments in securities	$919,482,581	$880,788,238	$38,652,384	$41,959

|	19

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$955,791,965	$955,791,965	—	—
Unaffiliated investment companies	61,786,252	61,786,252	—	—
Common stocks	44,458	—	—	$44,458
U.S. Government and Agency obligations	65,192,933	—	$65,192,933	—
Warrants	3,305	3,305	—	—
Short-term investments	1,237,698	1,237,698	—	—
Total investments in securities	$1,084,056,611	$1,018,819,220	$65,192,933	$44,458

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,089,537,095	$1,089,537,095	—	—
Unaffiliated investment companies	61,147,943	61,147,943	—	—
Common stocks	48,738	—	—	$48,738
U.S. Government and Agency obligations	100,636,883	—	$100,636,883	—
Warrants	3,343	3,343	—	—
Short-term investments	1,563,320	1,563,320	—	—
Total investments in securities	$1,252,937,322	$1,152,251,701	$100,636,883	$48,738

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$957,563,967	$957,563,967	—	—
Unaffiliated investment companies	38,730,576	38,730,576	—	—
Common stocks	35,412	—	—	$35,412
U.S. Government and Agency obligations	101,563,319	—	$101,563,319	—
Warrants	2,465	2,465	—	—
Short-term investments	1,647,271	1,647,271	—	—
Total investments in securities	$1,099,543,010	$997,944,279	$101,563,319	$35,412

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$531,760,734	$531,760,734	—	—
Unaffiliated investment companies	17,397,057	17,397,057	—	—
Common stocks	16,297	—	—	$16,297
U.S. Government and Agency obligations	55,841,398	—	$55,841,398	—
Warrants	1,101	1,101	—	—
Short-term investments	1,009,970	1,009,970	—	—
Total investments in securities	$606,026,557	$550,168,862	$55,841,398	$16,297

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
20	|

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2015 Lifetime Portfolio (continued)
Affiliated investment companies	$188,659,617	$188,659,617	—	—
Unaffiliated investment companies	4,344,528	4,344,528	—	—
Common stocks	4,881	—	—	$4,881
U.S. Government and Agency obligations	19,543,930	—	$19,543,930	—
Warrants	337	337	—	—
Short-term investments	205,553	205,553	—	—
Total investments in securities	$212,758,846	$193,210,035	$19,543,930	$4,881

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$133,853,680	$133,853,680	—	—
Unaffiliated investment companies	2,710,181	2,710,181	—	—
Common stocks	2,462	—	—	$2,462
U.S. Government and Agency obligations	13,747,543	—	$13,747,543	—
Warrants	199	199	—	—
Short-term investments	170,180	170,180	—	—
Total investments in securities	$150,484,245	$136,734,240	$13,747,543	$2,462
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	35,996	$149,119	$245,649	$(30,419)	$(1,630)	$(18,959)	—	—	$343,760
Blue Chip Growth	37,529	665,972	1,566,706	(141,201)	458	(564,488)	—	$155,119	1,527,447
Bond	5,380	28,699	64,717	(8,430)	(543)	(7,130)	$1,386	269	77,313
Capital Appreciation	78,658	411,127	1,096,625	(97,725)	(16,087)	(449,256)	—	186,128	944,684
Capital Appreciation Value	85,129	346,752	669,103	(50,183)	(3,241)	(151,150)	5,833	103,429	811,281
Disciplined Value	49,867	498,086	820,840	(86,300)	10,839	(90,545)	7,765	99,012	1,152,920
Disciplined Value International	74,856	465,871	699,388	(92,123)	7,718	(32,128)	26,248	—	1,048,726
Emerging Markets Debt	20,063	57,932	130,957	(12,594)	(1,274)	(19,333)	3,913	—	155,688
Emerging Markets Equity	197,996	833,309	1,865,146	(181,362)	(20,371)	(582,100)	4,578	135,688	1,914,622
Equity Income	82,281	752,660	1,184,602	(136,990)	17,608	(75,986)	15,267	89,277	1,741,894
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	20,583	$174,095	$317,347	$(52,118)	$(1,606)	$(78,961)	$6,073	$48,705	$358,757
Fundamental Large Cap Core	16,703	449,691	862,875	(60,162)	8,721	(199,965)	1,736	50,786	1,061,160
Health Sciences	85,524	173,850	376,034	(40,632)	(3,870)	(107,695)	—	40,852	397,687
High Yield	50,287	57,810	124,894	(14,024)	(393)	(11,896)	4,113	—	156,391
International Dynamic Growth	31,842	80,377	355,575	(17,867)	(2,470)	(102,927)	—	30,827	312,688
International Growth	20,754	301,961	555,143	(97,612)	(4,438)	(174,352)	4,194	63,286	580,702
International Small Company	50,985	231,550	437,663	(33,233)	599	(106,330)	10,127	31,456	530,249
International Strategic Equity Allocation	337,666	—	3,315,668	—	—	(128,104)	—	—	3,187,564
Mid Cap Growth	97,620	—	2,094,591	(134,007)	(63,836)	(590,586)	—	191,293	1,306,162
Mid Cap Stock	—	553,346	156,094	(680,130)	183	(29,493)	—	—	—
Mid Value	82,084	679,279	1,034,896	(146,783)	16,054	(50,126)	8,541	81,248	1,533,320
Science & Technology	143,061	87,210	285,281	(22,760)	(20,055)	(127,960)	—	89,215	201,716
Small Cap Growth	19,266	130,252	314,184	(30,811)	(1,024)	(131,314)	—	56,605	281,287
Small Cap Value	15,405	172,671	270,646	(81,526)	4,786	(37,372)	1,555	30,388	329,205
Strategic Equity Allocation	—	3,636,192	5,501,824	(7,994,531)	(817,444)	(326,041)	97,531	810,054	—
Strategic Income Opportunities	7,647	28,929	61,775	(6,866)	(288)	(5,707)	1,354	—	77,843
U.S. Sector Rotation	462,095	—	4,462,099	—	—	(307,865)	—	—	4,154,234
					$(891,604)	$(4,507,769)	$200,214	$2,293,637	$24,187,300
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	266,585	$2,676,410	$797,995	$(744,139)	$(10,855)	$(173,524)	—	—	$2,545,887
Blue Chip Growth	275,019	11,918,347	5,911,696	(1,113,151)	54,637	(5,578,246)	—	$1,681,766	11,193,283
Bond	36,710	514,715	243,679	(157,930)	(9,666)	(63,278)	$13,823	2,927	527,520
Capital Appreciation	575,510	7,391,607	5,030,446	(956,413)	(38,506)	(4,515,256)	—	2,006,932	6,911,878
Capital Appreciation Value	625,591	6,217,135	1,878,091	(565,441)	(23,659)	(1,544,244)	63,805	1,131,438	5,961,882
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value	375,242	$8,916,753	$1,889,507	$(1,279,546)	$163,027	$(1,014,135)	$85,545	$1,090,854	$8,675,606
Disciplined Value International	576,141	8,358,010	1,428,460	(1,454,833)	148,626	(408,530)	286,609	—	8,071,733
Emerging Markets Debt	138,130	1,039,332	450,970	(216,175)	(25,335)	(176,903)	38,528	—	1,071,889
Emerging Markets Equity	1,465,159	14,825,688	6,781,950	(1,279,840)	35,967	(6,195,677)	49,681	1,472,632	14,168,088
Equity Income	618,151	13,503,169	2,140,511	(1,949,840)	207,104	(814,689)	173,714	982,181	13,086,255
Financial Industries	161,185	3,123,038	1,157,882	(730,328)	42,610	(783,748)	66,070	529,872	2,809,454
Fundamental Large Cap Core	122,114	8,100,329	2,085,362	(580,500)	148,760	(1,996,077)	18,925	553,542	7,757,874
Health Sciences	621,507	3,123,038	1,293,404	(354,173)	(9,559)	(1,162,704)	—	444,673	2,890,006
High Yield	348,048	1,037,148	442,471	(284,123)	(7,766)	(105,302)	40,854	—	1,082,428
International Dynamic Growth	233,540	1,447,841	1,975,640	(139,124)	41,229	(1,032,226)	—	337,471	2,293,360
International Growth	152,756	5,417,359	1,815,896	(1,152,786)	110,230	(1,916,599)	45,783	690,844	4,274,100
International Small Company	376,330	4,156,802	1,133,238	(295,651)	39,015	(1,119,570)	110,601	343,526	3,913,834
International Strategic Equity Allocation	2,497,373	—	24,642,366	—	—	(1,067,165)	—	—	23,575,201
Mid Cap Growth	709,412	—	15,674,023	(1,142,806)	(461,798)	(4,577,484)	—	2,519,503	9,491,935
Mid Cap Stock	—	9,967,489	269,042	(8,227,926)	13,894	(2,022,499)	—	—	—
Mid Value	606,262	12,182,556	1,895,387	(2,510,605)	427,122	(669,491)	93,411	888,572	11,324,969
Science & Technology	1,038,979	1,561,519	1,620,009	(205,298)	(95,076)	(1,416,194)	—	962,793	1,464,960
Small Cap Growth	140,759	2,346,235	1,483,457	(477,087)	86,046	(1,383,566)	—	609,227	2,055,085
Small Cap Value	116,261	3,097,110	878,110	(1,177,475)	332,600	(645,842)	16,988	331,904	2,484,503
Strategic Equity Allocation	—	65,235,474	15,159,615	(67,917,490)	1,421,578	(13,899,177)	1,026,687	8,905,172	—
Strategic Income Opportunities	52,522	519,009	203,812	(130,473)	(6,754)	(50,922)	13,532	—	534,672
U.S. Sector Rotation	3,370,124	—	32,842,835	—	—	(2,545,418)	—	—	30,297,417
					$2,583,471	$(56,878,466)	$2,144,556	$25,485,829	$178,463,819
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	448,181	$4,632,119	$814,918	$(847,435)	$(7,855)	$(311,614)	—	—	$4,280,133
Blue Chip Growth	450,659	20,658,405	8,873,997	(1,922,700)	32,396	(9,300,269)	—	$2,847,884	18,341,829
Bond	60,101	889,423	258,974	(160,975)	(7,877)	(115,900)	$23,503	5,034	863,645
Capital Appreciation	943,058	12,812,080	7,872,753	(1,687,183)	(23,894)	(7,647,635)	—	3,405,634	11,326,121
Capital Appreciation Value	1,035,505	10,755,932	2,686,468	(900,181)	(46,752)	(2,627,101)	110,229	1,954,646	9,868,366
Disciplined Value	634,031	15,408,084	2,749,885	(2,058,560)	311,854	(1,752,463)	147,947	1,886,600	14,658,800
Disciplined Value International	976,358	14,442,580	1,599,587	(1,929,272)	207,680	(641,793)	491,343	—	13,678,782
Emerging Markets Debt	226,143	1,796,813	484,105	(182,911)	(18,830)	(324,304)	65,406	—	1,754,873
Emerging Markets Equity	2,413,366	25,697,780	9,376,927	(1,239,845)	69,822	(10,567,436)	85,423	2,532,105	23,337,248
Equity Income	1,041,728	23,333,379	2,938,248	(3,206,079)	361,157	(1,373,319)	297,703	1,696,792	22,053,386
Financial Industries	267,341	5,397,154	1,720,254	(1,213,545)	119,414	(1,363,521)	113,075	906,839	4,659,756
Fundamental Large Cap Core	200,407	14,040,527	2,585,999	(789,151)	213,619	(3,319,148)	32,753	958,018	12,731,846
Health Sciences	1,019,575	5,396,714	1,922,381	(592,094)	1,062	(1,987,039)	—	754,109	4,741,024
High Yield	569,816	1,794,448	444,477	(275,202)	(3,549)	(188,048)	69,346	—	1,772,126
International Dynamic Growth	383,274	2,509,583	3,140,493	(239,427)	71,559	(1,718,456)	—	571,470	3,763,752
International Growth	250,695	9,383,821	2,477,036	(1,775,875)	251,628	(3,322,165)	78,265	1,180,991	7,014,445
International Small Company	622,990	7,217,667	1,530,200	(434,890)	49,918	(1,883,798)	188,990	587,004	6,479,097
International Strategic Equity Allocation	4,083,548	—	40,299,142	—	—	(1,750,447)	—	—	38,548,695
Mid Cap Growth	1,163,783	—	25,283,880	(1,992,112)	(629,280)	(7,091,067)	—	4,301,763	15,571,421
Mid Cap Stock	—	17,276,928	321,157	(13,401,777)	45,687	(4,241,995)	—	—	—
Mid Value	1,018,325	21,058,483	2,724,208	(4,365,678)	737,576	(1,132,272)	160,645	1,528,141	19,022,317
Science & Technology	1,699,198	2,706,625	2,524,493	(282,478)	(94,363)	(2,458,408)	—	1,632,403	2,395,869
Small Cap Growth	231,087	4,066,794	2,244,835	(753,140)	177,939	(2,362,558)	—	1,035,714	3,373,870
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	193,815	$5,351,783	$1,311,528	$(1,993,195)	$502,369	$(1,030,659)	$29,025	$567,074	$4,141,826
Strategic Equity Allocation	—	113,143,096	21,274,268	(113,035,436)	2,508,265	(23,890,193)	1,762,117	15,351,921	—
Strategic Income Opportunities	85,988	896,843	199,773	(123,769)	(5,431)	(92,062)	22,991	—	875,354
U.S. Sector Rotation	5,530,884	—	53,974,861	—	—	(4,252,213)	—	—	49,722,648
					$4,824,114	$(96,745,883)	$3,678,761	$43,704,142	$294,977,229
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	722,102	$7,867,803	$1,489,077	$(1,927,485)	$6,562	$(539,884)	—	—	$6,896,073
Blue Chip Growth	714,980	35,119,530	11,833,126	(2,289,196)	145,879	(15,709,635)	—	$4,775,012	29,099,704
Bond	93,788	1,513,793	435,380	(396,200)	(19,866)	(185,372)	$39,037	8,526	1,347,735
Capital Appreciation	1,496,462	21,776,169	11,418,248	(2,404,612)	34,431	(12,851,728)	—	5,697,069	17,972,508
Capital Appreciation Value	1,730,750	18,319,117	4,338,328	(1,652,951)	(77,840)	(4,432,611)	186,207	3,301,935	16,494,043
Disciplined Value	1,046,022	26,235,423	4,276,398	(3,897,175)	504,438	(2,935,064)	250,855	3,198,874	24,184,020
Disciplined Value International	1,568,563	24,579,964	2,091,551	(3,957,604)	323,966	(1,062,303)	827,804	—	21,975,574
Emerging Markets Debt	351,698	3,056,710	705,893	(461,919)	(45,234)	(526,272)	108,484	—	2,729,178
Emerging Markets Equity	3,935,175	43,667,620	14,040,565	(1,982,498)	(35,621)	(17,636,925)	142,413	4,221,406	38,053,141
Equity Income	1,722,363	39,647,396	4,322,898	(5,813,266)	610,953	(2,305,552)	504,407	2,871,068	36,462,429
Financial Industries	445,331	9,185,925	2,649,311	(2,001,614)	313,419	(2,384,929)	189,735	1,521,642	7,762,112
Fundamental Large Cap Core	323,572	23,889,276	3,115,586	(1,213,667)	351,771	(5,586,417)	55,375	1,619,717	20,556,549
Health Sciences	1,636,661	9,198,089	2,645,903	(881,467)	(31,575)	(3,320,476)	—	1,281,804	7,610,474
High Yield	878,047	3,050,286	693,252	(695,384)	(15,008)	(302,419)	115,056	—	2,730,727
International Dynamic Growth	613,617	4,263,621	4,874,714	(350,762)	132,613	(2,894,472)	—	957,571	6,025,714
International Growth	411,782	15,931,412	3,392,781	(2,641,049)	376,654	(5,538,133)	131,400	1,982,771	11,521,665
International Small Company	1,029,312	12,264,118	2,072,960	(551,595)	58,009	(3,138,646)	316,019	981,557	10,704,846
International Strategic Equity Allocation	6,769,975	—	66,819,214	—	—	(2,910,653)	—	—	63,908,561
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	1,828,024	—	$39,027,054	$(2,086,874)	$(613,233)	$(11,867,984)	—	$7,330,594	$24,458,963
Mid Cap Stock	—	$29,357,234	195,667	(21,890,841)	48,209	(7,710,269)	—	—	—
Mid Value	1,693,213	35,841,413	3,810,582	(7,378,359)	1,272,422	(1,916,838)	$271,167	2,579,491	31,629,220
Science & Technology	2,703,997	4,599,044	3,871,997	(374,684)	81	(4,283,803)	—	2,732,307	3,812,635
Small Cap Growth	364,089	6,910,831	3,033,511	(945,214)	210,677	(3,894,109)	—	1,726,853	5,315,696
Small Cap Value	322,296	9,144,818	1,744,420	(3,122,826)	769,542	(1,648,489)	48,415	945,888	6,887,465
Strategic Equity Allocation	—	191,859,720	31,837,103	(187,615,867)	12,005,657	(48,086,613)	2,970,256	25,925,658	—
Strategic Income Opportunities	133,783	1,526,422	305,090	(307,540)	(13,224)	(148,832)	38,193	—	1,361,916
U.S. Sector Rotation	9,184,297	—	89,638,739	—	—	(7,071,908)	—	—	82,566,831
					$16,313,682	$(170,890,336)	$6,194,823	$73,659,743	$482,067,779
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	1,172,621	$13,052,966	$1,983,766	$(2,966,507)	$(129,982)	$(741,714)	—	—	$11,198,529
Blue Chip Growth	1,109,132	57,884,999	15,640,497	(3,018,411)	176,522	(25,541,929)	—	$7,813,259	45,141,678
Bond	286,994	2,513,005	3,066,891	(889,963)	(60,245)	(505,578)	$93,358	14,028	4,124,110
Capital Appreciation	2,321,263	35,889,779	16,204,916	(3,399,237)	137,722	(20,954,806)	—	9,268,877	27,878,374
Capital Appreciation Value	2,816,770	30,544,893	6,614,658	(2,888,577)	23,374	(7,450,534)	307,067	5,445,102	26,843,814
Disciplined Value	1,647,508	43,235,713	6,485,630	(7,655,561)	412,856	(4,388,254)	408,622	5,210,704	38,090,384
Disciplined Value International	2,510,881	40,833,133	2,783,897	(7,188,649)	(9,836)	(1,241,101)	1,364,380	—	35,177,444
Diversified Real Assets	345,152	2,534,801	2,306,347	(909,782)	37,444	449,141	63,165	—	4,417,951
Emerging Markets Debt	956,462	8,122,245	1,872,904	(1,011,715)	(121,683)	(1,439,603)	293,890	—	7,422,148
Emerging Markets Equity	6,213,603	71,213,306	20,158,547	(3,187,304)	(571,431)	(27,527,577)	227,723	6,750,144	60,085,541
Equity Income	2,712,914	65,343,622	6,379,593	(11,518,312)	672,259	(3,444,782)	822,617	4,683,087	57,432,380
Financial Industries	718,231	15,255,441	3,834,087	(3,171,847)	(17,567)	(3,381,352)	312,315	2,504,716	12,518,762
Fundamental Large Cap Core	514,964	39,005,183	3,629,260	(1,557,125)	51,124	(8,412,777)	89,746	2,625,072	32,715,665
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	2,688,954	$15,276,580	$4,134,848	$(1,403,672)	$(170,896)	$(5,333,225)	—	$2,100,679	$12,503,635
High Yield	1,701,183	5,572,308	1,404,499	(1,070,331)	(56,643)	(559,152)	$217,516	—	5,290,681
International Dynamic Growth	1,002,764	7,084,259	7,705,611	(472,271)	64,633	(4,535,087)	—	1,570,627	9,847,145
International Growth	670,305	26,468,092	4,788,628	(4,004,683)	(102,601)	(8,394,306)	216,449	3,266,114	18,755,130
International Small Company	1,675,742	20,352,628	2,929,944	(796,332)	(19,897)	(5,038,623)	520,402	1,616,371	17,427,720
International Strategic Equity Allocation	10,965,750	—	108,231,957	—	—	(4,715,273)	—	—	103,516,684
Mid Cap Growth	2,805,578	—	53,887,031	(2,849,835)	(994,509)	(12,504,048)	—	11,959,417	37,538,639
Mid Cap Stock	—	47,932,810	540,172	(29,602,853)	16,198	(18,886,327)	—	—	—
Mid Value	2,625,046	58,672,866	5,524,311	(14,156,828)	(76,803)	(927,689)	439,597	4,181,682	49,035,857
Science & Technology	4,282,833	7,638,290	5,972,446	(547,512)	(35,899)	(6,988,531)	—	4,479,654	6,038,794
Small Cap Growth	567,598	11,265,969	4,441,116	(1,571,335)	217,972	(6,066,787)	—	2,784,942	8,286,935
Small Cap Value	496,129	14,847,719	2,252,425	(5,079,748)	773,655	(2,191,765)	78,221	1,528,225	10,602,286
Strategic Equity Allocation	—	318,119,537	47,592,530	(306,734,250)	47,823,059	(106,800,876)	4,871,728	42,588,380	—
Strategic Income Opportunities	213,528	2,536,006	369,976	(466,537)	(27,077)	(238,654)	62,585	—	2,173,714
U.S. Sector Rotation	14,886,951	—	145,380,855	(77,916)	(6,299)	(11,462,952)	—	—	133,833,688
					$48,005,450	$(299,224,161)	$10,389,381	$120,391,080	$777,897,688
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,458,533	$16,786,312	$2,260,275	$(3,989,210)	$(214,460)	$(913,926)	—	—	$13,928,991
Blue Chip Growth	1,083,999	57,878,021	14,972,711	(3,630,755)	319,437	(25,420,654)	—	$7,751,208	44,118,760
Bond	1,513,316	22,281,080	7,673,964	(4,870,105)	(384,259)	(2,954,322)	$610,865	124,744	21,746,358
Capital Appreciation	2,225,587	35,204,752	15,352,240	(3,637,187)	461,840	(20,652,341)	—	8,978,029	26,729,304
Capital Appreciation Value	2,317,861	22,024,702	7,464,889	(2,082,810)	23,193	(5,340,758)	222,846	3,951,656	22,089,216
Core Bond	946,397	9,128,304	4,567,081	(1,521,828)	(108,157)	(1,058,801)	135,379	—	11,006,599
Disciplined Value	1,567,156	42,159,555	6,327,954	(8,454,649)	529,525	(4,329,738)	396,161	5,051,790	36,232,647
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,328,491	$39,062,436	$2,744,764	$(8,022,534)	$158,191	$(1,320,695)	$1,304,964	—	$32,622,162
Diversified Real Assets	1,124,135	15,179,969	1,020,133	(3,825,923)	222,713	1,792,036	374,456	—	14,388,928
Emerging Markets Debt	1,865,479	16,485,839	3,013,163	(1,920,928)	(186,570)	(2,915,385)	586,900	—	14,476,119
Emerging Markets Equity	5,565,572	65,092,546	17,157,147	(2,926,502)	(444,040)	(25,060,071)	207,644	$6,154,965	53,819,080
Equity Income	2,677,198	66,102,183	6,219,873	(12,930,161)	1,027,780	(3,743,390)	827,736	4,720,109	56,676,285
Financial Industries	760,807	16,348,541	3,767,337	(3,228,100)	(18,059)	(3,608,858)	333,732	2,676,475	13,260,861
Fundamental Global Franchise	411,246	5,501,364	641,362	(235,033)	12,802	(1,351,548)	1,468	459,297	4,568,947
Fundamental Large Cap Core	488,867	37,392,718	3,656,026	(2,030,140)	457,665	(8,418,518)	85,661	2,505,582	31,057,751
Global Equity	401,654	5,456,332	1,041,729	(455,215)	18,420	(1,365,932)	92,127	875,094	4,695,334
Health Sciences	2,803,469	16,372,403	4,334,202	(1,823,108)	(251,208)	(5,596,157)	—	2,247,630	13,036,132
High Yield	3,941,457	13,700,158	2,427,901	(2,410,786)	(105,894)	(1,353,449)	521,839	—	12,257,930
International Dynamic Growth	936,817	4,987,765	8,373,263	(367,737)	94,308	(3,888,054)	—	1,094,798	9,199,545
International Growth	629,986	26,807,606	4,666,446	(5,555,440)	483,322	(8,774,925)	218,322	3,294,376	17,627,009
International Small Company	1,809,931	22,159,393	3,072,143	(939,712)	7,369	(5,475,911)	564,842	1,754,403	18,823,282
International Strategic Equity Allocation	11,197,264	—	110,516,993	—	—	(4,814,824)	—	—	105,702,169
Mid Cap Growth	2,536,606	—	48,170,454	(2,720,899)	(820,939)	(10,688,830)	—	11,156,222	33,939,786
Mid Cap Stock	—	44,623,984	675,810	(26,753,899)	27,613	(18,573,508)	—	—	—
Mid Value	2,405,692	54,635,628	5,118,096	(13,900,217)	124,766	(1,039,954)	409,513	3,895,512	44,938,319
Science & Technology	4,517,646	8,202,102	6,303,805	(676,436)	(20,673)	(7,438,917)	—	4,750,035	6,369,881
Small Cap Growth	488,691	9,997,697	3,538,202	(1,288,238)	232,383	(5,345,151)	—	2,436,735	7,134,893
Small Cap Value	423,574	13,235,377	2,032,866	(4,980,247)	1,022,068	(2,258,292)	69,592	1,359,639	9,051,772
Strategic Equity Allocation	—	326,540,891	49,095,165	(315,317,172)	49,532,049	(109,850,933)	4,978,469	43,526,160	—
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	452,964	$6,478,065	$608,932	$(1,883,731)	$(62,549)	$(529,544)	$146,070	—	$4,611,173
U.S. Sector Rotation	15,068,892	—	148,450,194	(1,274,754)	(103,053)	(11,603,047)	—	—	135,469,340
					$52,035,583	$(303,894,397)	$12,088,586	$118,764,459	$819,578,573
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,881,617	$21,280,963	$2,788,382	$(4,694,005)	$(229,946)	$(1,175,955)	—	—	$17,969,439
Blue Chip Growth	1,130,609	61,441,389	16,562,722	(5,960,014)	557,371	(26,585,677)	—	$8,117,548	46,015,791
Bond	3,233,629	50,954,367	11,096,950	(8,357,799)	(738,080)	(6,488,188)	$1,339,363	281,492	46,467,250
Capital Appreciation	2,298,526	37,004,667	16,235,365	(4,862,771)	677,985	(21,449,951)	—	9,292,006	27,605,295
Capital Appreciation Value	3,641,120	31,011,164	14,619,750	(3,098,851)	(92,893)	(7,739,298)	308,646	5,473,117	34,699,872
Core Bond	2,812,553	32,139,709	8,439,388	(3,937,934)	(287,244)	(3,643,932)	475,622	—	32,709,987
Disciplined Value	1,529,211	42,800,983	6,149,339	(9,820,765)	788,107	(4,562,301)	397,704	5,071,471	35,355,363
Disciplined Value International	2,394,180	40,966,002	2,358,156	(8,598,146)	274,295	(1,457,841)	1,349,361	—	33,542,466
Diversified Real Assets	2,620,591	38,052,764	1,101,150	(10,568,680)	766,437	4,191,898	927,513	—	33,543,569
Emerging Markets Debt	3,385,737	30,066,451	4,245,924	(2,435,460)	(262,532)	(5,341,061)	1,060,468	—	26,273,322
Emerging Markets Equity	5,480,992	65,045,209	16,569,379	(3,401,523)	(534,279)	(24,677,596)	205,357	6,087,185	53,001,190
Equity Income	2,798,181	71,881,439	6,778,774	(16,591,425)	1,504,937	(4,336,223)	888,625	5,060,797	59,237,502
Financial Industries	755,575	16,463,768	4,178,755	(3,810,554)	(203,857)	(3,458,435)	334,793	2,684,988	13,169,677
Fundamental Global Franchise	608,875	6,921,338	2,044,277	(325,031)	(1,906)	(1,874,078)	1,830	572,483	6,764,600
Fundamental Large Cap Core	434,041	37,339,110	3,588,443	(6,086,285)	914,265	(8,180,899)	84,240	2,464,006	27,574,634
Global Equity	709,144	8,302,058	2,775,958	(593,106)	(31,693)	(2,163,321)	138,993	1,320,265	8,289,896
Health Sciences	2,797,248	16,590,479	4,566,544	(2,321,404)	(133,688)	(5,694,729)	—	2,248,204	13,007,202
High Yield	7,633,189	26,749,116	3,544,344	(3,754,920)	(143,691)	(2,655,631)	1,006,832	—	23,739,218
International Dynamic Growth	978,581	3,733,301	9,846,469	(363,233)	72,368	(3,679,243)	—	808,690	9,609,662
International Growth	657,548	29,566,313	4,977,101	(7,289,162)	885,119	(9,741,170)	238,593	3,600,259	18,398,201
International Small Company	1,962,791	24,221,292	3,421,210	(1,289,269)	72,350	(6,012,556)	612,122	1,901,255	20,413,027
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	11,668,878	—	$116,193,767	$(977,415)	$(44,522)	$(5,017,618)	—	—	$110,154,212
Mid Cap Growth	2,535,694	—	46,388,323	(2,737,117)	(928,263)	(8,795,362)	—	$11,062,648	33,927,581
Mid Cap Stock	—	$45,047,099	657,338	(25,734,131)	43,478	(20,013,784)	—	—	—
Mid Value	2,379,413	54,651,526	5,058,615	(14,379,737)	398,511	(1,281,479)	$406,856	3,870,230	44,447,436
Science & Technology	4,523,294	8,295,239	6,298,497	(759,931)	(52,141)	(7,403,820)	—	4,736,967	6,377,844
Small Cap Growth	452,195	9,496,074	3,367,931	(1,504,457)	251,584	(5,009,081)	—	2,286,171	6,602,051
Small Cap Value	386,012	12,437,124	2,046,495	(5,093,754)	1,135,465	(2,276,260)	65,127	1,272,397	8,249,070
Strategic Equity Allocation	—	345,302,848	51,394,458	(333,435,475)	53,328,519	(116,590,350)	5,214,287	45,564,081	—
Strategic Income Opportunities	1,615,867	21,488,892	1,549,061	(4,519,984)	(187,123)	(1,881,324)	500,740	—	16,449,522
U.S. Sector Rotation	15,817,251	—	156,075,430	(1,573,721)	(125,339)	(12,179,284)	—	—	142,197,086
					$57,673,594	$(327,174,549)	$15,557,072	$123,776,260	$955,791,965
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,262,824	$25,364,804	$3,523,841	$(5,582,107)	$(273,634)	$(1,422,932)	—	—	$21,609,972
Blue Chip Growth	1,004,357	53,425,562	13,687,726	(3,172,506)	146,370	(23,209,831)	—	$7,220,096	40,877,321
Bond	4,020,029	69,095,007	8,786,449	(10,913,323)	(655,401)	(8,544,915)	$1,754,324	393,907	57,767,817
Capital Appreciation	1,900,878	29,932,238	12,970,565	(2,918,349)	516,235	(17,671,142)	—	7,726,498	22,829,547
Capital Appreciation Value	5,021,879	43,294,102	19,250,990	(3,523,951)	(30,016)	(11,132,620)	442,643	7,849,222	47,858,505
Core Bond	4,332,624	55,245,821	8,642,625	(7,125,345)	(258,445)	(6,116,240)	821,749	—	50,388,416
Disciplined Value	1,297,252	36,848,459	5,845,994	(9,386,250)	815,842	(4,131,586)	352,961	4,500,915	29,992,459
Disciplined Value International	2,256,884	37,933,461	3,232,623	(8,436,533)	341,671	(1,452,282)	1,293,547	—	31,618,940
Diversified Real Assets	4,547,412	66,141,511	1,639,257	(18,342,267)	1,485,782	7,282,588	1,639,257	—	58,206,871
Emerging Markets Debt	5,278,613	47,588,928	5,788,084	(3,476,111)	(558,105)	(8,380,760)	1,692,834	—	40,962,036
Emerging Markets Equity	4,802,931	56,841,250	14,357,054	(2,308,356)	(504,560)	(21,941,046)	184,268	5,462,054	46,444,342
Equity Income	2,413,241	62,914,565	6,848,351	(16,128,207)	1,596,631	(4,143,030)	789,943	4,566,197	51,088,310
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	829,314	$17,767,591	$5,083,919	$(4,414,303)	$(275,500)	$(3,706,761)	$369,674	$2,964,723	$14,454,946
Floating Rate Income	2,620,767	15,928,897	9,660,198	(3,818,520)	(81,408)	(1,299,598)	683,645	—	20,389,569
Fundamental Global Franchise	1,415,042	16,007,377	4,592,006	(499,969)	9,523	(4,387,816)	4,340	1,357,977	15,721,121
Fundamental Large Cap Core	299,001	29,633,898	2,426,175	(7,826,954)	2,106,143	(7,343,742)	68,712	2,009,814	18,995,520
Global Equity	1,762,046	17,560,976	8,154,082	(464,984)	45,012	(4,696,770)	301,932	2,867,985	20,598,316
Health Sciences	3,134,217	17,900,168	4,650,243	(1,517,523)	(185,649)	(6,273,130)	—	2,458,993	14,574,109
High Yield	11,259,235	40,038,707	4,265,453	(5,068,147)	(258,278)	(3,961,513)	1,520,396	—	35,016,222
International Dynamic Growth	922,836	4,769,149	8,475,000	(334,010)	43,812	(3,891,704)	—	1,058,189	9,062,247
International Growth	617,934	26,683,702	4,831,012	(6,038,040)	708,581	(8,895,474)	217,939	3,288,601	17,289,781
International Small Company	2,143,200	26,077,976	4,113,690	(1,398,321)	(18,571)	(6,485,491)	675,002	2,096,562	22,289,283
International Strategic Equity Allocation	11,838,011	—	117,484,810	(615,601)	(28,041)	(5,090,345)	—	—	111,750,823
Mid Cap Growth	2,398,995	—	42,931,336	(2,799,283)	(1,208,725)	(6,824,781)	—	10,525,768	32,098,547
Mid Cap Stock	—	41,738,706	161,482	(21,946,064)	7,256	(19,961,380)	—	—	—
Mid Value	2,224,701	50,789,635	5,415,169	(13,863,039)	302,077	(1,086,429)	387,890	3,689,818	41,557,413
Science & Technology	5,003,838	8,988,654	7,021,977	(699,582)	(285,228)	(7,970,409)	—	5,270,567	7,055,412
Short Duration Bond	1,206,274	10,880,874	3,607,851	(2,349,043)	(88,920)	(627,351)	266,665	7,466	11,423,411
Small Cap Growth	375,477	8,094,283	2,986,265	(1,571,819)	184,274	(4,211,041)	—	2,000,940	5,481,962
Small Cap Value	321,249	10,581,436	1,919,967	(4,652,387)	1,067,253	(2,051,170)	57,493	1,123,253	6,865,099
Strategic Equity Allocation	—	346,398,463	52,595,327	(334,454,512)	52,887,406	(117,426,684)	5,336,728	46,711,448	—
Strategic Income Opportunities	4,292,164	54,261,323	4,383,974	(9,419,900)	(536,870)	(4,994,297)	1,320,413	—	43,694,230
U.S. Sector Rotation	15,748,003	—	157,809,603	(3,792,865)	(316,228)	(12,125,962)	—	—	141,574,548
					$56,700,289	$(334,175,644)	$20,182,355	$125,150,993	$1,089,537,095
|	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,090,625	$24,386,299	$2,498,160	$(5,331,878)	$(259,441)	$(1,327,675)	—	—	$19,965,465
Blue Chip Growth	536,014	30,470,495	8,433,453	(4,262,020)	316,087	(13,142,253)	—	$4,105,593	21,815,762
Bond	5,205,111	88,362,949	8,317,116	(10,276,193)	(629,443)	(10,976,990)	$2,212,856	489,948	74,797,439
Capital Appreciation	935,891	15,742,162	7,040,981	(2,677,790)	485,595	(9,350,897)	—	4,075,142	11,240,051
Capital Appreciation Value	5,418,281	50,206,235	20,429,885	(6,452,834)	153,325	(12,700,393)	500,818	8,880,831	51,636,218
Core Bond	5,267,950	67,800,037	8,902,006	(7,701,515)	(581,616)	(7,152,652)	993,186	—	61,266,260
Disciplined Value	681,252	21,776,181	3,213,878	(7,399,423)	915,136	(2,755,236)	200,985	2,562,932	15,750,536
Disciplined Value International	1,635,856	29,225,358	2,019,195	(7,530,092)	560,758	(1,356,874)	969,746	—	22,918,345
Diversified Real Assets	5,279,934	80,549,813	2,486,267	(26,061,386)	2,140,814	8,467,642	1,966,039	—	67,583,150
Emerging Markets Debt	5,706,660	52,838,379	5,400,039	(4,295,485)	(508,739)	(9,150,512)	1,836,064	—	44,283,682
Emerging Markets Equity	2,691,124	33,214,753	8,019,532	(2,468,182)	(322,002)	(12,420,937)	106,001	3,142,072	26,023,164
Equity Income	1,302,332	38,205,549	3,811,642	(13,010,311)	2,179,696	(3,616,202)	460,513	2,671,799	27,570,374
Financial Industries	627,718	14,349,146	3,542,404	(3,847,405)	(243,007)	(2,860,014)	292,655	2,347,042	10,941,124
Floating Rate Income	3,447,617	25,350,859	8,703,329	(5,412,055)	(87,363)	(1,732,308)	968,865	—	26,822,462
Fundamental Global Franchise	1,698,966	20,435,620	5,479,600	(1,698,316)	161,424	(5,502,814)	5,367	1,679,075	18,875,514
Fundamental Large Cap Core	67,853	11,500,912	3,205,029	(9,454,332)	3,615,482	(4,556,407)	26,020	761,072	4,310,684
Global Equity	1,758,116	21,706,374	6,576,662	(2,119,862)	192,113	(5,802,907)	360,255	3,421,984	20,552,380
Health Sciences	2,401,095	14,368,791	4,167,950	(2,299,361)	(121,374)	(4,950,915)	—	1,964,558	11,165,091
High Yield	12,454,774	45,984,714	3,309,402	(5,883,244)	(269,860)	(4,406,664)	1,701,717	—	38,734,348
International Dynamic Growth	668,955	4,047,170	6,177,559	(536,481)	38,429	(3,157,539)	—	899,399	6,569,138
International Growth	449,921	20,097,662	3,654,010	(5,101,366)	705,876	(6,767,404)	162,921	2,458,405	12,588,778
International Small Company	1,600,586	20,357,998	3,020,725	(1,790,148)	85,235	(5,027,714)	517,417	1,607,099	16,646,096
32	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	8,667,255	—	$86,593,727	$(1,002,262)	$(45,654)	$(3,726,920)	—	—	$81,818,891
Mid Cap Growth	1,568,991	—	28,438,194	(3,793,331)	(705,138)	(2,946,624)	—	$7,218,043	20,993,101
Mid Cap Stock	—	$29,581,686	703,516	(14,876,296)	19,768	(15,428,674)	—	—	—
Mid Value	1,496,248	36,298,824	3,918,744	(11,788,230)	937,956	(1,417,389)	$269,111	2,559,929	27,949,905
Science & Technology	3,789,763	7,193,159	5,809,461	(1,123,687)	(456,213)	(6,079,155)	—	4,228,536	5,343,565
Short Duration Bond	3,241,877	35,189,265	4,335,517	(6,837,896)	(248,917)	(1,737,398)	767,088	23,419	30,700,571
Small Cap Growth	365,235	7,908,404	2,979,243	(1,575,942)	164,734	(4,144,005)	—	1,955,340	5,332,434
Small Cap Value	317,447	10,419,824	1,753,631	(4,440,847)	824,534	(1,773,303)	55,086	1,076,231	6,783,839
Strategic Equity Allocation	—	266,978,862	40,419,882	(259,050,509)	43,072,109	(91,420,344)	3,999,313	35,083,345	—
Strategic Income Opportunities	6,268,894	78,863,118	3,861,679	(10,945,202)	(621,019)	(7,341,240)	1,898,560	—	63,817,336
U.S. Sector Rotation	11,431,398	—	116,315,646	(4,353,174)	(392,032)	(8,802,176)	—	—	102,768,264
					$51,077,253	$(265,064,893)	$20,270,583	$93,211,794	$957,563,967
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,195,792	$14,069,523	$1,259,006	$(2,991,656)	$(138,457)	$(778,605)	—	—	$11,419,811
Blue Chip Growth	118,117	6,815,431	1,580,930	(731,849)	174,216	(3,031,348)	—	$917,344	4,807,380
Bond	4,075,487	70,742,255	6,161,876	(9,020,542)	(429,234)	(8,889,610)	$1,774,171	388,345	58,564,745
Capital Appreciation	153,196	2,637,469	1,071,832	(387,310)	97,414	(1,579,521)	—	683,499	1,839,884
Capital Appreciation Value	2,945,320	30,895,608	9,489,350	(4,720,847)	282,385	(7,877,597)	305,119	5,410,569	28,068,899
Core Bond	4,741,628	61,567,419	6,912,107	(6,297,948)	(252,949)	(6,783,493)	903,764	—	55,145,136
Disciplined Value	83,999	2,791,823	427,800	(1,046,087)	211,152	(442,638)	25,686	327,540	1,942,050
Disciplined Value International	653,020	11,729,919	840,083	(3,101,122)	351,463	(671,537)	386,984	—	9,148,806
Diversified Real Assets	3,328,893	53,376,610	2,152,470	(19,882,719)	1,664,988	5,298,481	1,289,185	—	42,609,830
Emerging Markets Debt	3,589,639	34,767,390	2,313,772	(2,982,496)	(422,973)	(5,820,093)	1,191,755	—	27,855,600
|	33

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	1,087,035	$13,619,423	$3,149,035	$(1,087,496)	$(181,591)	$(4,987,746)	$43,612	$1,292,733	$10,511,625
Equity Income	319,118	9,733,992	987,421	(3,600,782)	1,122,590	(1,487,496)	116,598	678,563	6,755,725
Financial Industries	325,523	7,560,383	1,908,518	(2,178,687)	(131,290)	(1,485,056)	153,876	1,234,060	5,673,868
Floating Rate Income	2,516,001	20,258,660	4,951,989	(4,296,160)	(56,458)	(1,283,543)	739,757	—	19,574,488
Fundamental Global Franchise	934,559	11,589,520	2,692,223	(940,312)	71,227	(3,029,703)	3,041	951,617	10,382,955
Fundamental Large Cap Core	34,466	5,664,518	2,210,439	(5,357,900)	2,195,928	(2,523,346)	12,667	370,502	2,189,639
Global Equity	936,593	12,080,171	3,370,721	(1,443,119)	135,224	(3,194,225)	199,729	1,897,184	10,948,772
Global Shareholder Yield	454,953	5,765,955	1,005,308	(1,092,654)	47,048	(466,396)	90,752	437,382	5,259,261
Health Sciences	1,227,936	7,588,288	2,233,539	(1,471,944)	(43,591)	(2,596,388)	—	1,035,633	5,709,904
High Yield	7,989,529	30,916,895	1,836,761	(4,827,255)	(229,165)	(2,849,800)	1,130,375	—	24,847,436
International Dynamic Growth	270,075	4,248,218	1,441,558	(1,178,254)	87,659	(1,947,044)	—	946,852	2,652,137
International Growth	181,212	5,368,451	1,892,428	(189,902)	31,069	(2,031,748)	43,527	656,797	5,070,298
International Small Company	732,641	9,506,635	1,488,550	(1,082,696)	64,939	(2,357,961)	241,487	750,060	7,619,467
International Strategic Equity Allocation	3,862,618	—	38,705,970	(554,029)	(27,901)	(1,660,926)	—	—	36,463,114
Mid Cap Growth	640,325	—	10,642,005	(1,966,526)	(145,493)	37,560	—	3,039,080	8,567,546
Mid Cap Stock	—	12,541,014	303,236	(5,022,090)	24,233	(7,846,393)	—	—	—
Mid Value	612,549	15,376,519	1,772,083	(5,528,182)	601,446	(779,448)	112,653	1,071,614	11,442,418
Science & Technology	1,985,361	3,812,615	3,016,395	(583,304)	(246,559)	(3,199,789)	—	2,242,323	2,799,358
Short Duration Bond	2,956,069	33,667,548	2,712,438	(6,536,767)	(228,227)	(1,621,016)	720,033	22,246	27,993,976
Small Cap Growth	146,719	3,311,637	1,260,473	(804,695)	85,124	(1,710,435)	—	819,184	2,142,104
Small Cap Value	127,217	4,356,434	741,349	(1,998,263)	464,064	(844,958)	22,875	446,908	2,718,626
Strategic Equity Allocation	—	120,529,692	18,422,621	(117,398,133)	20,168,831	(41,723,011)	1,787,405	15,679,476	—
34	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	3,545,970	$48,995,947	$2,353,689	$(10,577,003)	$(13,462)	$(4,661,201)	$1,137,805	—	$36,097,970
U.S. Sector Rotation	4,998,655	—	51,991,179	(2,976,379)	(227,929)	(3,848,965)	—	—	44,937,906
					$25,105,721	$(128,674,995)	$12,432,856	$41,299,511	$531,760,734
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	396,182	$4,710,822	$521,589	$(1,139,308)	$(60,521)	$(249,040)	—	—	$3,783,542
Blue Chip Growth	49,041	2,468,787	978,334	(395,137)	(7,371)	(1,048,639)	—	$338,024	1,995,974
Bond	1,665,388	28,771,767	2,886,392	(3,882,262)	(156,425)	(3,687,850)	$729,892	160,139	23,931,622
Capital Appreciation	76,389	1,132,195	663,226	(231,402)	(780)	(645,804)	—	296,173	917,435
Capital Appreciation Value	1,033,898	10,348,058	3,882,010	(1,844,302)	81,343	(2,614,065)	103,399	1,833,532	9,853,044
Core Bond	1,918,846	25,058,170	3,051,136	(2,886,279)	(109,915)	(2,796,928)	369,533	—	22,316,184
Disciplined Value	33,330	1,115,551	184,918	(438,601)	20,077	(111,353)	10,344	131,906	770,592
Disciplined Value International	224,465	4,033,657	302,601	(1,085,903)	95,372	(200,973)	134,820	—	3,144,754
Diversified Real Assets	1,174,718	18,466,075	843,961	(6,739,533)	701,363	1,764,526	457,274	—	15,036,392
Emerging Markets Debt	1,327,261	12,826,205	1,100,372	(1,327,064)	(152,520)	(2,147,447)	440,907	—	10,299,546
Emerging Markets Equity	235,282	2,870,325	772,218	(275,082)	(55,576)	(1,036,706)	9,311	276,010	2,275,179
Equity Income	124,169	3,834,358	452,181	(1,523,409)	470,419	(604,900)	46,086	269,169	2,628,649
Floating Rate Income	1,081,119	9,199,121	1,897,448	(2,102,450)	(30,329)	(552,684)	331,224	—	8,411,106
Fundamental Global Franchise	324,393	3,930,823	1,214,023	(550,637)	15,344	(1,005,545)	1,034	323,632	3,604,008
Fundamental Large Cap Core	17,007	2,994,225	439,880	(2,002,629)	642,736	(993,740)	6,824	199,589	1,080,472
Global Equity	359,468	4,262,004	1,476,898	(460,183)	47,703	(1,124,246)	71,098	675,343	4,202,176
Global Shareholder Yield	199,251	2,529,349	479,996	(523,465)	20,246	(202,785)	40,144	193,211	2,303,341
High Yield	2,994,387	11,492,954	651,926	(1,688,156)	(75,833)	(1,068,349)	421,327	—	9,312,542
International Dynamic Growth	94,221	1,137,179	507,941	(158,936)	(283)	(560,652)	—	256,085	925,249
International Growth	61,589	2,105,239	542,435	(194,805)	(10,047)	(719,554)	17,361	261,973	1,723,268
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	204,957	$2,639,137	$430,100	$(292,752)	$336	$(645,273)	$68,469	$212,664	$2,131,548
International Strategic Equity Allocation	1,177,608	—	11,857,062	(221,452)	(12,619)	(506,371)	—	—	11,116,620
Mid Cap Growth	182,328	—	2,912,637	(527,627)	(109,903)	164,436	—	799,045	2,439,543
Mid Cap Stock	—	3,178,323	129,530	(1,214,733)	14,599	(2,107,719)	—	—	—
Mid Value	152,283	3,903,283	494,924	(1,514,563)	389,943	(428,948)	29,199	277,761	2,844,639
Short Duration Bond	1,429,836	16,717,465	1,275,660	(3,538,884)	(134,062)	(779,630)	356,519	11,165	13,540,549
Small Cap Growth	37,105	803,473	360,997	(238,509)	14,471	(398,692)	—	196,406	541,740
Small Cap Value	29,753	1,066,737	216,208	(556,195)	140,236	(231,161)	5,706	111,475	635,825
Strategic Equity Allocation	—	36,253,467	6,014,358	(35,678,917)	6,199,282	(12,788,190)	546,658	4,794,355	—
Strategic Income Opportunities	1,288,735	18,442,668	748,832	(4,351,399)	163,910	(1,884,691)	422,719	—	13,119,320
U.S. Sector Rotation	1,532,231	—	15,926,810	(903,308)	(68,926)	(1,179,818)	—	—	13,774,758
					$8,032,270	$(40,392,791)	$4,619,848	$11,617,657	$188,659,617
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	364,654	$4,165,168	$615,477	$(1,025,976)	$(41,388)	$(230,838)	—	—	$3,482,443
Blue Chip Growth	22,793	1,103,032	623,021	(327,396)	(17,725)	(453,258)	—	$151,688	927,674
Bond	1,288,070	21,386,584	3,332,587	(3,297,357)	(146,037)	(2,766,212)	$548,064	118,898	18,509,565
Capital Appreciation Value	702,197	7,007,928	2,335,797	(893,823)	57,174	(1,815,138)	70,254	1,245,782	6,691,938
Core Bond	1,593,996	19,555,754	3,724,265	(2,441,108)	(59,768)	(2,240,970)	287,180	—	18,538,173
Disciplined Value International	146,123	2,531,194	417,928	(843,587)	56,622	(114,971)	85,223	—	2,047,186
Diversified Real Assets	832,631	12,536,068	1,451,174	(4,999,523)	341,902	1,328,050	311,386	—	10,657,671
Emerging Markets Debt	980,512	9,160,284	1,021,144	(898,585)	(97,184)	(1,576,883)	318,544	—	7,608,776
Emerging Markets Equity	51,942	693,782	220,307	(160,207)	(25,165)	(226,442)	2,279	67,547	502,275
Equity Income	51,358	1,591,166	214,772	(659,807)	84,063	(142,942)	19,084	113,097	1,087,252
36	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	916,356	$7,682,998	$1,618,798	$(1,684,433)	$(19,988)	$(468,125)	$275,323	—	$7,129,250
Fundamental Global Franchise	209,686	2,435,758	874,788	(356,103)	6,245	(631,073)	644	$201,443	2,329,615
Fundamental Large Cap Core	9,658	2,063,005	312,832	(1,545,552)	395,474	(612,182)	4,722	138,119	613,577
Global Equity	226,308	2,764,534	944,621	(355,726)	22,114	(730,005)	46,320	439,980	2,645,538
Global Shareholder Yield	174,509	2,107,435	433,785	(370,696)	10,617	(163,817)	33,562	162,250	2,017,324
High Yield	2,227,907	8,264,851	747,062	(1,243,872)	(54,197)	(785,052)	305,291	—	6,928,792
International Dynamic Growth	62,157	708,051	410,055	(156,006)	(31,092)	(320,628)	—	160,132	610,380
International Growth	40,512	1,305,721	466,090	(180,475)	(8,032)	(449,785)	10,831	163,429	1,133,519
International Small Company	109,797	1,343,150	336,878	(208,368)	5,636	(335,403)	35,012	108,747	1,141,893
International Strategic Equity Allocation	705,748	—	7,100,319	(135,515)	(6,803)	(295,739)	—	—	6,662,262
Mid Cap Growth	76,377	—	1,622,139	(452,035)	(77,330)	(70,856)	—	331,178	1,021,918
Mid Cap Stock	—	1,364,811	40,003	(710,642)	399	(694,571)	—	—	—
Mid Value	64,218	1,670,244	284,540	(736,075)	116,205	(135,317)	12,603	119,884	1,199,597
Short Duration Bond	1,298,193	14,686,004	1,565,578	(3,150,025)	(106,369)	(701,298)	314,767	9,821	12,293,890
Small Cap Value	19,208	725,023	176,503	(428,825)	97,280	(159,508)	3,931	76,800	410,473
Strategic Equity Allocation	—	20,874,344	4,245,099	(21,328,711)	3,629,896	(7,420,628)	317,045	2,774,823	—
Strategic Income Opportunities	943,490	13,317,424	955,831	(3,424,120)	79,597	(1,324,001)	304,476	—	9,604,731
U.S. Sector Rotation	896,326	—	9,380,464	(588,749)	(43,576)	(690,171)	—	—	8,057,968
					$4,168,570	$(24,227,763)	$3,306,541	$6,383,618	$133,853,680
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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